Summary of Significant Accounting Policies - Schedule of Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member]	Jun. 30, 2025 USD ($)
Schedule of Measured at Fair Value on a Recurring Basis [Line Items]
Fair value as of beginning	$ 1,005,471
Change in fair value	(328,581)
Fair value as of ending	$ 676,890